February 20, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-8629
Attention: Division of Investment Management

RE: Hartford Life Insurance Company
Separate Account Three ("Registrant")
File No. 333-119414
Post-Effective Amendment No. 26

Ladies and Gentlemen:

Pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, we are electronically filing via EDGAR a copy of the above-referenced Registration Statement on Form N-4.

If you have any questions concerning this filing, please call me at (860) 843-8335.

Very truly yours,

/s/ Lisa Proch
Lisa Proch
Assistant General Counsel

Enclosure